Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing profit/(loss) before tax as shown in the consolidated income statement	€ 795	€ (2,613)	€ 3,878
Aggregated expected income tax expense/(credit)	226	(457)	985
Impairment losses with no tax effect	332	807
Disposal of Group investments	(1,113)		55
Effect of taxation of associates and joint ventures, reported within profit before tax	728	262	90
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain		1,186	(1,583)
Deferred tax following revaluation of investments in Luxembourg	(348)	(488)	(330)
Previously unrecognised temporary differences we expect to use in the future	(14)
Previously unrecognised temporary differences utilised in the year			(29)
Current year temporary differences (including losses) that we currently do not expect to use	352	78	20
Adjustments in respect of prior year tax liabilities	(86)	(94)	(244)
Impact of tax credits and irrecoverable taxes	52	79	93
Deferred tax on overseas earnings	3	(39)	24
Effect of current year changes in statutory tax rates on deferred tax balances	757	(2)	(44)
Financing costs not deductible for tax purposes	174	67	23
Expenses not deductible (income not taxable) for tax purposes	187	97	61
Total income tax expense /(credit)	€ 1,250	€ 1,496	€ (879)
UK
Reconciliation of accounting profit multiplied by applicable tax rates
Corporate tax retention percentage	19.00%